SUBSEQUENT EVENT	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

In October 2022, the Company entered into share purchase agreements with the noncontrolling shareholders of Beijing Camelot to acquire an aggregate of 9.50% of equity interests in Beijing Camelot for a total cash consideration of RMB456,000, which will be settled in five installments by the end of 2024.

In October 2022, the Company’s shareholders and Board of Directors authorized to amend the 2021 Share Award Scheme, and increased the maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2021 Share Award Scheme from 209,216,310 to 236,717,025 ordinary shares.

In November 2022, the Company and three employee incentive platforms entered into certain agreements in relation to the acquisition of 3.19% of the equity interests in Beijing Camelot, pursuant to which (i) the Company shall grant a total of 27,500,715 restricted share units under the 2021 Share Award Scheme to current and former employees of Camelot in recognition of their contribution to Camelot, and (ii) the three employee incentive platforms shall transfer the 3.19% equity interests in Beijing Camelot to the Group for RMB43,981 which shall be settled by cash.

21.	SUBSEQUENT EVENT

In October 2022, the Company entered into share purchase agreements with the noncontrolling shareholders of Beijing Camelot to acquire an aggregate of 9.50% of equity interests in Beijing Camelot for a total cash consideration of RMB456,000, which will be settled in five installments by the end of 2024.

In October 2022, the Company’s shareholders and Board of Directors authorized to amend the 2021 Share Award Scheme, and increased the maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2021 Share Award Scheme from 209,216,310 to 236,717,025 ordinary shares.

In November 2022, the Company and three employee incentive platforms entered into certain agreements in relation to the acquisition of 3.19% of the equity interests in Beijing Camelot, pursuant to which (i) the Company shall grant a total of 27,500,715 restricted share units under the 2021 Share Award Scheme to current and former employees of Camelot in recognition of their contribution to Camelot, and (ii) the three employee incentive platforms shall transfer the 3.19% equity interests in Beijing Camelot to the Group for RMB43,981 which shall be settled by cash.